N-4	Apr. 15, 2026 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT A OF PACIFIC LIFE INSURANCE CO
Entity Central Index Key	0000935823
Entity Investment Company Type	N-4
Document Period End Date	Apr. 15, 2026
Amendment Flag	false
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

FEES, EXPENSES, AND ADJUSTMENTS		LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?	No. There are no withdrawal charges.	Fee Tables Optional Withdrawals

FEES, EXPENSES, AND ADJUSTMENTS				LOCATION IN PROSPECTUS
Are There Transaction Charges?

No. Other than withdrawal charges, there are no other transaction charges under this Contract (for example, sales loads, charges for transferring Contract Value between Investment Options, or wire transfer fees).

Optional Benefit Expenses
Are There Ongoing Fees and Expenses?

Yes. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Charges Fees and Adjustments Appendix: Investment Options Available Under the Contract Charges, Fees and Adjustments Optional Living Benefit Riders
	ANNUAL FEES	MINIMUM	MAXIMUM
	1. Base Contract	0.60%[1]	0.60%[1]
	2. Portfolio Company fees and expenses	0.54%[2]	0.57%[2]
	3. Optional Benefits (for a single optional benefit, if elected)	0.20%[3]	1.60%[3]

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges.

	Lowest Annual Cost: $1,054.14	Highest Annual Cost: $2,592.16

Assumes:

● Investment of $100,000

● 5% annual appreciation

● Least expensive combination of base Contract and Fund fees and expenses

● No optional benefits

● No sales charges

● No additional purchase payments, transfers, or withdrawals

Assumes:

● Investment of $100,000

● 5% annual appreciation

● Most expensive combination of base Contract, optional benefits, and Fund fees and expenses

● No sales charges

● No additional purchase payments, transfers, or withdrawals

1 As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee.

2 As a percentage of Fund assets.

3 As a percentage of the Protected Payment Base (living benefits) or average daily Variable Account Value (optional death benefits).

Charges for Early Withdrawals [Text Block]	Are There Charges or Adjustments for Early Withdrawals? No. There are no withdrawal charges. Fee Tables Optional Withdrawals
Surrender Charge (of Amount Surrendered) Maximum [Percent]
Transaction Charges [Text Block]	Are There Transaction Charges?

No. Other than withdrawal charges, there are no other transaction charges under this Contract (for example, sales loads, charges for transferring Contract Value between Investment Options, or wire transfer fees).

Optional Benefit Expenses

Ongoing Fees and Expenses [Table Text Block]	Are There Ongoing Fees and Expenses?

Yes. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Charges Fees and Adjustments

Appendix: Investment Options Available Under the Contract

Charges, Fees and Adjustments

Optional Living Benefit Riders

ANNUAL FEES

MINIMUM

MAXIMUM

1. Base Contract

0.60%[1]

0.60%[1]

2. Portfolio Company fees and expenses

0.54%[2]

0.57%[2]

3. Optional Benefits (for a single optional benefit, if elected)

0.20%[3]

1.60%[3]

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges.

Lowest Annual Cost: $1,054.14

Highest Annual Cost: $2,592.16

Assumes:

● Investment of $100,000

● 5% annual appreciation

● Least expensive combination of base Contract and Fund fees and expenses

● No optional benefits

● No sales charges

● No additional purchase payments, transfers, or withdrawals

Assumes:

● Investment of $100,000

● 5% annual appreciation

● Most expensive combination of base Contract, optional benefits, and Fund fees and expenses

● No sales charges

● No additional purchase payments, transfers, or withdrawals

1 As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee.

2 As a percentage of Fund assets.

3 As a percentage of the Protected Payment Base (living benefits) or average daily Variable Account Value (optional death benefits).

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.60%	[1]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.60%	[1]
Optional Benefits Minimum [Percent]	0.20%	[2]
Optional Benefits Maximum [Percent]	1.60%	[2]
Base Contract (N-4) Footnotes [Text Block]	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee.
Optional Benefits Footnotes [Text Block]	As a percentage of the Protected Payment Base (living benefits) or average daily Variable Account Value (optional death benefits).
Investment Options Footnotes [Text Block]	As a percentage of Fund assets.
Lowest and Highest Annual Cost [Table Text Block]	Lowest Annual Cost: $1,054.14

Highest Annual Cost: $2,592.16

Assumes:

● Investment of $100,000

● 5% annual appreciation

● Least expensive combination of base Contract and Fund fees and expenses

● No optional benefits

● No sales charges

● No additional purchase payments, transfers, or withdrawals

Assumes:

● Investment of $100,000

● 5% annual appreciation

● Most expensive combination of base Contract, optional benefits, and Fund fees and expenses

● No sales charges

● No additional purchase payments, transfers, or withdrawals

Lowest Annual Cost [Dollars]	$ 1,054.14
Highest Annual Cost [Dollars]	$ 2,592.16
Risks [Table Text Block]

RISKS		LOCATION IN PROSPECTUS
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in the Contract, including 100% loss of principal and previous earnings.	Principal Risks of Investing in the Contract
Is This a Short-	No. This Contract is not a short-term investment and is not appropriate for an investor	Principal Risks

RISKS	LOCATION IN PROSPECTUS

Term Investment?

who needs ready access to cash. Amounts withdrawn from the Contract may result in taxes and tax penalties.

The benefits of tax deferral, long-term income, and living benefits are generally more beneficial to investors with a long-term investment horizon.

of Investing in the Contract
What Are the Risks Associated with the Investment Options?

An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Contract (e.g. Funds).

Each Investment Option will have its own unique risks.

You should review, working with your Schwab investment professional, the Investment Options before making an investment decision.

Principal Risks of Investing in the Contract Appendix: Investment Options Available Under the Contract
What Are the Risks Related to the Insurance Company?

Investment in the Contract is subject to the risks related to us, and any obligations, guarantees, or benefits are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about us, including our financial strength ratings, is available upon request by calling a Schwab Annuity Specialist at (888) 311-4887 or visiting our website at www.PacificLife.com.

Principal Risks of Investing in the Contract

Investment Restrictions [Text Block]	Are There Restrictions on the Investment Options?

Yes. Not all Variable Investment Options may be available to you.

Transfers between Variable Investment Options are limited to 25 each calendar year. Transfers to or from a Variable Investment Option cannot be made before the seventh calendar day following the last transfer to or from the same Variable Investment Option.

Certain Funds may stop accepting additional investments into the Fund or a Fund may liquidate. In addition, if a Fund determines that excessive trading has occurred, they may limit your ability to continue to invest in their Fund for a certain period of time.

We reserve the right to remove, close to new investment, or substitute Funds as Investment Options.

Transfers and Market-Timing Restrictions

Additional Information-Changes to All Contracts

	Appendix: Investment Options Available Under the Contract
Key Information, Benefit Restrictions [Text Block]	Are There Any Restrictions on Contract Benefits?

Yes. Certain optional living benefits limit or restrict the Investment Options that you may select under the Contract. We may change these limits or restrictions in the future.

Withdrawals that exceed withdrawal limits specified by an optional living benefit may affect the availability of the benefit, by reducing the benefit by an amount greater than the value withdrawn, and/or could terminate the benefit.

We may stop offering an optional living benefit or optional death benefit at any time, including for current Contract Owners who have not yet purchased the rider.

We reserve the right to reject or restrict, at our discretion, any additional Purchase Payments for a rider and, as a result, we will not accept Purchase Payments for your Contract. If we exercise that right, you will not be able to increase protected amounts or your Contract Value through additional Purchase Payments.

The optional death and/or living benefits may not be available in your state.

Death Benefits and Optional Death Benefit Riders

Optional Living Benefit Riders

Additional Information – State Variations

	Appendix: Investment Options Available Under the Contract
Tax Implications [Text Block]	What Are the Contract’s Tax Implications?

You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.

It is important to know that IRAs and Qualified Plans are already tax-deferred which means the tax deferral feature of a variable annuity does not provide a benefit in addition to that already offered by an IRA or Qualified Plan. An annuity contract should only be used to fund an IRA or Qualified Plan to benefit from the annuity’s features other than tax deferral.

Withdrawals will be subject to ordinary income tax and may be subject to a tax penalty if you take a withdrawal before age 59½.

Federal Tax Issues

Principal Risks of Investing in the Contract – Tax Consequences

Investment Professional Compensation [Text Block]	How Are Investment Professionals Compensated?

Some Schwab investment professionals may receive compensation for selling this Contract to you in the form of commissions, additional payments, non-cash compensation, and/or reimbursement of expenses. These Schwab investment professionals may have a financial incentive to offer or recommend this Contract over another investment that may pay less compensation.

Distribution Arrangements

Exchanges [Text Block]	Should I Exchange My Contract?

Some Schwab investment professionals may have a financial incentive to offer you a new contract in place of the one you already own.

You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable for you to purchase the new contract rather than continue to own the existing contract.

Replacement of Life Insurance or Annuities

Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]

FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from an Investment Option or from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time that you surrender or make withdrawals from an Investment Option or from the Contract. State premium taxes may also be deducted.

Transaction Expenses

Maximum Withdrawal Charge	None

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below. Please be advised that some of the optional benefits listed in the table below may be no longer available for purchase. Please see the APPENDIX: OPTIONAL RIDERS NOT AVAILABLE FOR PURCHASE section for more information.

Annual Contract Expenses

Base Contract Expenses (as a percentage of average daily Variable Account Value or Contract Value)[1]	0.60%
Optional Benefit Expenses
Guaranteed Minimum Withdrawal Benefit Maximum Charges (as a percentage of the Protected Payment Base)
Income Generator (Single)	1.50%
Income Generator (Joint)	1.75%
Future Income Generator (Single)[2]	2.50%
Future Income Generator (Joint)[2]	2.75%
Death Benefit Maximum Charges (as a percentage of the average daily Variable Account Value)
Return of Purchase Payments Death Benefit	0.20%
Stepped-Up Death Benefit Rider	0.40%

[1] This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee. The Mortality and Expense Risk Charge and the Administrative Fee will stop at the Annuity Date. See the Mortality and Expense Risk Charge and Administrative Fee sections for more information.

[2] The current charge for new elections for these riders is disclosed in a Rate Sheet Prospectus Supplement.

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Investment Options available under the Contract, including their annual expenses, may be found in the APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT.

Annual Fund Expenses

Expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.

Minimum	Maximum
0.54%	0.57%

Examples

The Examples are intended to help you compare the cost of investing in the Variable Options with the cost of investing in other annuity contracts that offer variable options. These costs include transaction expenses, annual Contract expenses, and annual Fund expenses.

The Example assumes all Contract Value is allocated to the Variable Options.

The example assumes that you invest $100,000 in the Variable Options for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Fund expenses and optional benefits available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

● If you surrender or annuitize your Contract at the end of the applicable time period, or do not surrender your Contract:

1 Year	3 Years	5 Years	10 Years
$3,942	$12,442	$21,747	$48,435

Transaction Expenses [Table Text Block]	Transaction Expenses

Maximum Withdrawal Charge	None

Annual Contract Expenses [Table Text Block]

Annual Contract Expenses

Base Contract Expenses (as a percentage of average daily Variable Account Value or Contract Value)[1]	0.60%
Optional Benefit Expenses
Guaranteed Minimum Withdrawal Benefit Maximum Charges (as a percentage of the Protected Payment Base)
Income Generator (Single)	1.50%
Income Generator (Joint)	1.75%
Future Income Generator (Single)[2]	2.50%
Future Income Generator (Joint)[2]	2.75%
Death Benefit Maximum Charges (as a percentage of the average daily Variable Account Value)
Return of Purchase Payments Death Benefit	0.20%
Stepped-Up Death Benefit Rider	0.40%

[1] This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee. The Mortality and Expense Risk Charge and the Administrative Fee will stop at the Annuity Date. See the Mortality and Expense Risk Charge and Administrative Fee sections for more information.

[2] The current charge for new elections for these riders is disclosed in a Rate Sheet Prospectus Supplement.

Base Contract Expense (of Average Account Value), Maximum [Percent]	0.60%	[3]
Base Contract Expense, Footnotes [Text Block]	This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee. The Mortality and Expense Risk Charge and the Administrative Fee will stop at the Annuity Date. See the Mortality and Expense Risk Charge and Administrative Fee sections for more information.
Optional Benefit Expense, Footnotes [Text Block]	The current charge for new elections for these riders is disclosed in a Rate Sheet Prospectus Supplement.
Annual Portfolio Company Expenses [Table Text Block]	Annual Fund Expenses Expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.

Minimum	Maximum
0.54%	0.57%

Portfolio Company Expenses After Waivers and Reimbursement Minimum [Percent]	0.54%	[4]
Portfolio Company Expenses After Waivers and Reimbursement Maximum [Percent]	0.57%	[4]
Portfolio Company Expenses, Footnotes [Text Block]	The Schwab Government Money Market Portfolio is only available to California applicants age 60 or older during the Right to Cancel “Free Look” period.
Surrender Example [Table Text Block]	● If you surrender or annuitize your Contract at the end of the applicable time period, or do not surrender your Contract:

1 Year	3 Years	5 Years	10 Years
$3,942	$12,442	$21,747	$48,435

Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,942
Surrender Expense, 3 Years, Maximum [Dollars]	12,442
Surrender Expense, 5 Years, Maximum [Dollars]	21,747
Surrender Expense, 10 Years, Maximum [Dollars]	$ 48,435
Annuitize Example [Table Text Block]	● If you surrender or annuitize your Contract at the end of the applicable time period, or do not surrender your Contract:

1 Year	3 Years	5 Years	10 Years
$3,942	$12,442	$21,747	$48,435

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 3,942
Annuitized Expense, 3 Years, Maximum [Dollars]	12,442
Annuitized Expense, 5 Years, Maximum [Dollars]	21,747
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 48,435
No Surrender Example [Table Text Block]	● If you surrender or annuitize your Contract at the end of the applicable time period, or do not surrender your Contract:

1 Year	3 Years	5 Years	10 Years
$3,942	$12,442	$21,747	$48,435

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,942
No Surrender Expense, 3 Years, Maximum [Dollars]	12,442
No Surrender Expense, 5 Years, Maximum [Dollars]	21,747
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 48,435
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Market Risk

You can lose money by investing in this Contract, including loss of principal. Your investment is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options you have chosen. Each Investment Option will have its own unique risks. The value of each Investment Option will fluctuate with the value of the investments it holds, and returns are not guaranteed. Certain Investment Options may use futures and options to reduce the portfolios’ equity exposure during periods when market indicators suggest high market volatility. This strategy is designed to reduce the risk of market losses from investing in equity securities. However, this strategy may result in periods of underperformance, including periods when specified benchmark indexes are appreciating but market volatility is high. As a result, your Contract Value may increase less than it would have without these defensive actions. You bear the risk of any Investment Option you choose.

You should read each Fund prospectus carefully before investing. You can obtain a Fund prospectus by contacting your financial professional or by visiting PacificLife.com/Prospectuses. No assurance can be given that a Fund will achieve its investment objectives. The risk could also have a significant negative impact on certain benefits and guarantees under the Contract. The Contract is not a deposit or obligation of, or guaranteed or endorsed by any bank. It is not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency.

Early Withdrawal Risks

This Contract is not suitable as short-term savings vehicle. This Contract may not be the right one for you if you need to withdraw money for short-term needs, because tax penalties for early withdrawal may apply. Additionally, since the benefits associated with the guaranteed minimum withdrawal benefit riders are not available until the Designated Life is 59 1/2 (Future Income Generator Single and Joint) or 65 (Income Generator Single and Joint) years of age or older, early withdrawals may reduce or terminate the benefits associated with the riders.

An annuity contract may be appropriate if you are looking for retirement income or you want to meet other long-term financial objectives. Discuss with your Schwab investment professional whether a variable annuity, a living benefit rider, an optional death benefit rider and which underlying Investment Options are appropriate for you, taking into consideration your age, income, net worth, tax status, insurance needs, financial objectives, investment goals, liquidity needs, time horizon, risk tolerance and other relevant information. Together you can decide if a variable annuity is right for you. We are a variable annuity provider. We are not a fiduciary and therefore do not give advice or make recommendations regarding insurance or investment products.

Contract Changes Risk

We reserve the right to remove or substitute Investment Options, stop accepting additional Purchase Payments, and impose investment restrictions or limitations on transfers. Certain optional benefits limit or restrict the Investment Options that you may select under the Contract. We may change these restrictions in the future. We may discontinue or modify certain services at any time. We may stop offering an optional benefit at any time for new sales.

Contract Benefits Risk

Certain benefits under the Contract may limit the Investment Options that are available to you and failure to follow these restrictions may result in a failure to receive the benefits under your Contract. If you choose an optional living benefit rider, you must follow any investment allocation requirements for the rider during the entire time you own the rider. The allowable Investment Options may seek to minimize market risk, may reduce investment returns, and may reduce the likelihood that we will be required to make payments under the benefit. Withdrawals may reduce the value of a benefit by an amount greater than the value withdrawn, which could significantly reduce the value or even terminate the benefit.

The Contract offers dollar cost averaging, which neither assures a profit nor protects against a loss. Because systematic investing programs like dollar cost averaging involves continuous investing regardless of fluctuating price levels, you should carefully consider your tolerance to continue investing through periods of fluctuating prices. Also, you may miss out on potential growth if the market increases suddenly since systematic investing is spread out over time. The Contract also offers portfolio rebalancing services which allow you to automatically rebalance your values among Variable Investment Options based on percentages that you specify on a specific time frame (i.e. quarterly). Rebalancing may result in transferring out of a high performing Investment Option thereby reducing your potential for future growth. Similarly, rebalancing may result in transferring into an underperforming Investment Option.

We currently do not offer any asset allocation programs or models. We reserve the right to add an asset allocation model or program as an additional optional Investment Option in the future and add, remove or change allowable Investment Options at any time. Asset allocation, in general, is an investment strategy intended to optimize the selection of Investment Options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effect of market volatility over the long term. There is no guarantee that an asset allocation model or program will not lose money or experience volatility. A model may fail to perform as intended, or may perform worse than any single Investment Option, asset class or different combination of Investment Options. In addition, the model is subject to all the risks associated with its underlying Investment Options.

Insurance Company Risks

Investment in the Contract is subject to the risks related to us, and any obligations, guarantees, or benefits are backed by our claims paying ability and financial strength. You must look to our strength with regard to such guarantees. Your Schwab investment professional’s firm is not responsible for any Contract guarantees.

Tax Consequences

Non-Qualified and Qualified Contracts are available. You buy a Qualified Contract under a qualified retirement or pension plan, or some form of an individual retirement annuity or account (IRA). It is important to know that IRAs and Qualified Plans are already tax-deferred which means the tax deferral feature of a variable annuity does not provide a benefit in addition to that already offered by an IRA or Qualified Plan. An annuity contract should only be used to fund an IRA or Qualified Plan to benefit from the annuity’s features other than tax deferral. Withdrawals taken from a variable annuity prior to age 59½ may be subject to a tax penalty of 10% of the taxable portion, although there are exceptions to the tax penalty that may apply.

Please be aware that the sale or liquidation of any stock, bond, IRA, certificate of deposit, mutual fund, annuity or other asset to fund the purchase of this Contract may have tax consequences, early withdrawal penalties or other costs or penalties as a result of the sale or liquidation. You may want to consult independent legal or financial advice before selling or liquidating any assets prior to the purchase of this Contract.

Cybersecurity and Business Continuity Risks

Our business relies heavily on the effective operation of our computer systems and networks, as well as those of our business partners and service providers. Consequently, we are potentially susceptible to operational and information security risks associated with the technologies, processes and procedures designed to protect networks, systems, computers, programs and information from cyber-attacks, operational failure, AI misuse, damage or unauthorized access. These risks include but are not limited to, theft, loss, misuse, corruption and destruction of information maintained online or digitally, denial of service on websites and other operational failures, and unauthorized disclosure of confidential, proprietary and customer information. Cyber-attacks affecting us, any third-party administrator, the underlying Funds, intermediaries, and other affiliated or third-party service providers may adversely affect us and your Contract Value.. For instance, cyber-attacks or operational incidents may interfere with Contract transaction processing, including the processing of orders from our website or with the underlying Funds; impact our ability to calculate Accumulated Unit Values, Subaccount Unit Values or an underlying Fund to calculate a net asset value; cause the disclosure and possible destruction of confidential, proprietary and customer information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines, litigation, loss of business, financial losses and reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Contract to lose value. The digitalization, increased information availability, use of new and constantly evolving technologies, the increased sophistication and severity of cyber campaigns, and the heightened geopolitical risk and tension, continue to pose new and significant cybersecurity and operational risks and threats. While measures and controls have been adopted and are periodically reviewed and updated to mitigate cybersecurity and operational risks, there can be no guarantee or assurance that we, the underlying Funds, or our service providers will not suffer losses affecting your Contract due to cyber-attacks, operational incidents, misuse of AI, or information security breaches in the future.

We are also exposed to risks related to natural and man-made disasters or other events, including (but not limited to) earthquakes, fires, floods, storms, epidemics and pandemics (such as COVID-19), geopolitical tensions, armed conflicts, wars, terrorist acts, civil unrest, malicious acts and/or other events that could adversely affect our ability to conduct business. The risks from such events are common to all insurers. To mitigate such risks, we have business continuity plans in place that include remote workforces, remote system and telecommunication accessibility, and other plans to ensure availability of critical resources and business continuity during an event. Such events can also have an adverse impact on financial markets, U.S. and global economies, service providers, and Fund performance for the funds available through your Contract. There can be no assurance that we, the Funds, or our service providers will avoid such adverse impacts due to such events and some events may be beyond control and cannot be fully mitigated or foreseen.

Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]

BENEFITS AVAILABLE UNDER THE CONTRACT

The following tables summarize information about the benefits available under the Contract.

Standard Benefits (No Additional Charge)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations

Portfolio Rebalancing	Allows you to automatically rebalance your values among Variable Investment Options based on percentages that you specify.	No Charge

● Rebalancing can be made quarterly, semi-annually, or annually.

● Only available prior to the Annuity Date.

● Program transfers do not count against limits on permitted transfers.

● We may discontinue, modify, or suspend this service at any time.

Death Benefit Amount	Provides a death benefit equal to the Net Contract Value.	No Charge	● Poor investment performance will reduce the death benefit amount. ● Withdrawals will reduce the death benefit amount. ● This benefit terminates upon annuitization.
Pre-Authorized Withdrawals	Allows you to automatically take partial withdrawals from the Contract	No Charge

● Withdrawals can occur monthly, quarterly, semi-annually, or annually.

● Withdrawals will reduce Contract Value and may reduce benefits. The reduction to a benefit may be more than the amount withdrawn, and could terminate a benefit.

● Withdrawals may be subject to taxes and potential tax penalties.

● Only available prior to the Annuity Date.

● We may discontinue, modify, or suspend this service at any time.

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations

Future Income Generator (Single)

This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on a single life (the Designated Life). Provides for an amount to be added to the protected amount, which may increase the amount you can withdraw in future years.

2.50% (as a percentage of Protected Payment Base)

● Available only at Contract purchase.

● Designated Life must be 85 or younger at purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available starting at age 59½.

● An Annual Credit amount that may be added to the protected amount stops on the earliest of the first withdrawal or 10 Contract Anniversaries.

● Taking a withdrawal before age 59

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations

½ or withdrawal amounts that are greater than what is allowed on an annual basis after age 59 ½ may reduce the benefit by more than the amount withdrawn and may terminate the rider.

● Any unused allowable annual withdrawal amount cannot be carried over to later years.

● May not voluntarily terminate the rider.

● We reserve the right to reject and restrict additional Purchase Payments.

● Benefit and benefit charges terminate upon annuitization.

Future Income Generator (Joint)

This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on joint lives (the Designated Lives). Provides for an amount to be added to the protected amount, which may increase the amount you can withdraw in future years.

2.75% (as a percentage of Protected Payment Base)

● Available only at Contract purchase.

● Both Designated Lives must be 85 or younger at purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available when the youngest Designated Life is age 59½.

● An Annual Credit amount that may be added to the protected amount stops on the earlier of the first withdrawal or 10 Contract Anniversaries.

● Taking a withdrawal before the youngest Designated Life is age 59½ or withdrawal amounts that are greater than what is allowed on an annual basis after the youngest Designated Life is age 59 ½ may reduce the benefit by more than the amount withdrawn and may terminate the rider.

● Any unused allowable annual withdrawal amount cannot be carried over to later years.

● May not voluntarily terminate the rider.

● We reserve the right to reject and restrict additional Purchase Payments.

● Benefit and benefit charges terminate upon annuitization.

Income Generator (Single)	This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on a single life (the	1.50% (as a percentage of Protected	● Available for purchase at anytime. ● Designated Life must be 85 or younger at purchase. ● You may only have one guaranteed

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations
	Designated Life). Provides for automatic resets which may increase the amount that can be withdrawn in the future.	Payment Base)

minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements.

● Lifetime withdrawals are available starting at age 65 (59½. If the Rider Effective Date is before October 1, 2013)

● Withdrawal amounts that are greater than what is allowed on an annual basis may adversely affect the benefits provided.

● May not voluntarily terminate the rider.

● Benefits and benefit charges terminate upon annuitization.

Income Generator (Joint)

This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on joint lives (the Designated Lives). Provides for automatic resets which may increase the amount that can be withdrawn in the future.

1.75% (as a percentage of Protected Payment Base)

● Available for purchase at Contract issue.

● Both Designated Lives must be 85 or younger at purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements.

● Lifetime withdrawals are available starting at age 65 (59½. If the Rider Effective Date is before October 1, 2013) (the youngest Designated Life)

● Withdrawal amounts that are greater than what is allowed on an annual basis may adversely affect the benefits provided.

● may not voluntarily terminate the rider.

Optional Death Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restriction/Limitations
Return of Purchase Payments Death Benefit

This optional benefit provides a death benefit equal to the greater of the death benefit amount under the Contract or the sum of all payments made, adjusted by a pro rata reduction for each prior withdrawal.

0.20% (as a percentage of average daily Variable Account Value)

● Available for purchase before the Contract is issued.

● Certain ownership changes may reduce benefits.

● Ability to purchase benefit is limited to person who is 75 or younger on the Contract Date.

● Withdrawals may reduce this benefit and the reduction made may be greater than the actual amount withdrawn.

● This benefit terminates upon annuitization or when the Contract Value is reduced to zero.

● May not voluntarily terminate the rider.

Stepped -Up Death Benefit

This optional benefit provides the ability to lock-in market gains and pay a stepped-up benefit, which is the highest death benefit amount due under the Contract on any previous anniversary date of the issue date of the Contract, prior to the Owner’s 81st birthday.

0.40% (as a percentage of average daily Variable Account Value)

● Not available for Contracts issued in California.

● Cannot purchase this benefit after the Contract Date

● Must be 75 or younger on the Contract Date.

● Certain ownership changes may reduce benefits

● Withdrawals may reduce this benefit and the reduction made may be greater than the actual amount withdrawn.

● Step-ups stop on the Contract Anniversary prior to the oldest owner or annuitant reaching age 81.

● This benefit terminates upon annuitization or when the Contract Value is reduced to zero.

● May not voluntarily terminate the rider.

Benefits Available [Table Text Block]

Standard Benefits (No Additional Charge)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations

Portfolio Rebalancing	Allows you to automatically rebalance your values among Variable Investment Options based on percentages that you specify.	No Charge

● Rebalancing can be made quarterly, semi-annually, or annually.

● Only available prior to the Annuity Date.

● Program transfers do not count against limits on permitted transfers.

● We may discontinue, modify, or suspend this service at any time.

Death Benefit Amount	Provides a death benefit equal to the Net Contract Value.	No Charge	● Poor investment performance will reduce the death benefit amount. ● Withdrawals will reduce the death benefit amount. ● This benefit terminates upon annuitization.
Pre-Authorized Withdrawals	Allows you to automatically take partial withdrawals from the Contract	No Charge

● Withdrawals can occur monthly, quarterly, semi-annually, or annually.

● Withdrawals will reduce Contract Value and may reduce benefits. The reduction to a benefit may be more than the amount withdrawn, and could terminate a benefit.

● Withdrawals may be subject to taxes and potential tax penalties.

● Only available prior to the Annuity Date.

● We may discontinue, modify, or suspend this service at any time.

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations

Future Income Generator (Single)

This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on a single life (the Designated Life). Provides for an amount to be added to the protected amount, which may increase the amount you can withdraw in future years.

2.50% (as a percentage of Protected Payment Base)

● Available only at Contract purchase.

● Designated Life must be 85 or younger at purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available starting at age 59½.

● An Annual Credit amount that may be added to the protected amount stops on the earliest of the first withdrawal or 10 Contract Anniversaries.

● Taking a withdrawal before age 59

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations

½ or withdrawal amounts that are greater than what is allowed on an annual basis after age 59 ½ may reduce the benefit by more than the amount withdrawn and may terminate the rider.

● Any unused allowable annual withdrawal amount cannot be carried over to later years.

● May not voluntarily terminate the rider.

● We reserve the right to reject and restrict additional Purchase Payments.

● Benefit and benefit charges terminate upon annuitization.

Future Income Generator (Joint)

This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on joint lives (the Designated Lives). Provides for an amount to be added to the protected amount, which may increase the amount you can withdraw in future years.

2.75% (as a percentage of Protected Payment Base)

● Available only at Contract purchase.

● Both Designated Lives must be 85 or younger at purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available when the youngest Designated Life is age 59½.

● An Annual Credit amount that may be added to the protected amount stops on the earlier of the first withdrawal or 10 Contract Anniversaries.

● Taking a withdrawal before the youngest Designated Life is age 59½ or withdrawal amounts that are greater than what is allowed on an annual basis after the youngest Designated Life is age 59 ½ may reduce the benefit by more than the amount withdrawn and may terminate the rider.

● Any unused allowable annual withdrawal amount cannot be carried over to later years.

● May not voluntarily terminate the rider.

● We reserve the right to reject and restrict additional Purchase Payments.

● Benefit and benefit charges terminate upon annuitization.

Income Generator (Single)	This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on a single life (the	1.50% (as a percentage of Protected	● Available for purchase at anytime. ● Designated Life must be 85 or younger at purchase. ● You may only have one guaranteed

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations
	Designated Life). Provides for automatic resets which may increase the amount that can be withdrawn in the future.	Payment Base)

minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements.

● Lifetime withdrawals are available starting at age 65 (59½. If the Rider Effective Date is before October 1, 2013)

● Withdrawal amounts that are greater than what is allowed on an annual basis may adversely affect the benefits provided.

● May not voluntarily terminate the rider.

● Benefits and benefit charges terminate upon annuitization.

Income Generator (Joint)

This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on joint lives (the Designated Lives). Provides for automatic resets which may increase the amount that can be withdrawn in the future.

1.75% (as a percentage of Protected Payment Base)

● Available for purchase at Contract issue.

● Both Designated Lives must be 85 or younger at purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements.

● Lifetime withdrawals are available starting at age 65 (59½. If the Rider Effective Date is before October 1, 2013) (the youngest Designated Life)

● Withdrawal amounts that are greater than what is allowed on an annual basis may adversely affect the benefits provided.

● may not voluntarily terminate the rider.

Optional Death Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restriction/Limitations
Return of Purchase Payments Death Benefit

This optional benefit provides a death benefit equal to the greater of the death benefit amount under the Contract or the sum of all payments made, adjusted by a pro rata reduction for each prior withdrawal.

0.20% (as a percentage of average daily Variable Account Value)

● Available for purchase before the Contract is issued.

● Certain ownership changes may reduce benefits.

● Ability to purchase benefit is limited to person who is 75 or younger on the Contract Date.

● Withdrawals may reduce this benefit and the reduction made may be greater than the actual amount withdrawn.

● This benefit terminates upon annuitization or when the Contract Value is reduced to zero.

● May not voluntarily terminate the rider.

Stepped -Up Death Benefit

This optional benefit provides the ability to lock-in market gains and pay a stepped-up benefit, which is the highest death benefit amount due under the Contract on any previous anniversary date of the issue date of the Contract, prior to the Owner’s 81st birthday.

0.40% (as a percentage of average daily Variable Account Value)

● Not available for Contracts issued in California.

● Cannot purchase this benefit after the Contract Date

● Must be 75 or younger on the Contract Date.

● Certain ownership changes may reduce benefits

● Withdrawals may reduce this benefit and the reduction made may be greater than the actual amount withdrawn.

● Step-ups stop on the Contract Anniversary prior to the oldest owner or annuitant reaching age 81.

● This benefit terminates upon annuitization or when the Contract Value is reduced to zero.

● May not voluntarily terminate the rider.

Optional Benefit Expense, Footnotes [Text Block]	The current charge for new elections for these riders is disclosed in a Rate Sheet Prospectus Supplement.
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

The following is a list of Investment Options available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://pacificlife.onlineprospectus.net/pacificlife/products/. You can also request this information at no cost by calling (833) 455-0901 or by sending an email request to Prospectuses@PacificLife.com. For information about which Funds are available to you, please contact your financial professional or call us at the number above.

Depending on the optional benefits you choose, you may not be able to invest in certain Funds. See the Living Benefit Investment Allocation Requirements section after the Fund table below.

The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks the highest current income consistent with stability of capital and liquidity.	Schwab Government Money Market Portfolio™*; Charles Schwab Investment Management, Inc.	0.27%	4.11%	3.09%	1.96%
Seeks long-term capital appreciation and income.	Schwab VIT Balanced Portfolio; Charles Schwab Investment Management, Inc.	0.57%	12.85%	4.69%	5.51%
Seeks long-term capital appreciation and income.	Schwab VIT Balanced with Growth Portfolio; Charles Schwab Investment Management, Inc.	0.54%	15.60%	6.45%	7.20%
Seeks long-term capital appreciation.	Schwab VIT Growth Portfolio; Charles Schwab Investment Management, Inc.	0.55%	18.24%	8.07%	8.65%

*The Schwab Government Money Market Portfolio is only available to California applicants age 60 or older during the Right to Cancel “Free Look” period.

Variable Option [Line Items]
Prospectuses Available [Text Block]

The following is a list of Investment Options available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://pacificlife.onlineprospectus.net/pacificlife/products/. You can also request this information at no cost by calling (833) 455-0901 or by sending an email request to Prospectuses@PacificLife.com. For information about which Funds are available to you, please contact your financial professional or call us at the number above.

Depending on the optional benefits you choose, you may not be able to invest in certain Funds. See the Living Benefit Investment Allocation Requirements section after the Fund table below.

The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks the highest current income consistent with stability of capital and liquidity.	Schwab Government Money Market Portfolio™*; Charles Schwab Investment Management, Inc.	0.27%	4.11%	3.09%	1.96%
Seeks long-term capital appreciation and income.	Schwab VIT Balanced Portfolio; Charles Schwab Investment Management, Inc.	0.57%	12.85%	4.69%	5.51%
Seeks long-term capital appreciation and income.	Schwab VIT Balanced with Growth Portfolio; Charles Schwab Investment Management, Inc.	0.54%	15.60%	6.45%	7.20%
Seeks long-term capital appreciation.	Schwab VIT Growth Portfolio; Charles Schwab Investment Management, Inc.	0.55%	18.24%	8.07%	8.65%

*The Schwab Government Money Market Portfolio is only available to California applicants age 60 or older during the Right to Cancel “Free Look” period.

Schwab Government Money Market Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks the highest current income consistent with stability of capital and liquidity.	[5]
Portfolio Company Name [Text Block]	Schwab Government Money Market Portfolio™	[5]
Portfolio Company Adviser [Text Block]	Charles Schwab Investment Management, Inc.	[5]
Current Expenses [Percent]	0.27%	[5]
Average Annual Total Returns, 1 Year [Percent]	4.11%	[5]
Average Annual Total Returns, 5 Years [Percent]	3.09%	[5]
Average Annual Total Returns, 10 Years [Percent]	1.96%	[5]
Schwab VIT Balanced Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation and income.
Portfolio Company Name [Text Block]	Schwab VIT Balanced Portfolio
Portfolio Company Adviser [Text Block]	Charles Schwab Investment Management, Inc.
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	12.85%
Average Annual Total Returns, 5 Years [Percent]	4.69%
Average Annual Total Returns, 10 Years [Percent]	5.51%
Schwab VIT Balanced with Growth Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation and income.
Portfolio Company Name [Text Block]	Schwab VIT Balanced with Growth Portfolio
Portfolio Company Adviser [Text Block]	Charles Schwab Investment Management, Inc.
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	15.60%
Average Annual Total Returns, 5 Years [Percent]	6.45%
Average Annual Total Returns, 10 Years [Percent]	7.20%
Schwab VIT Growth Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Schwab VIT Growth Portfolio
Portfolio Company Adviser [Text Block]	Charles Schwab Investment Management, Inc.
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	18.24%
Average Annual Total Returns, 5 Years [Percent]	8.07%
Average Annual Total Returns, 10 Years [Percent]	8.65%
Death Benefit Amount [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Death Benefit Amount
Purpose of Benefit [Text Block]	Provides a death benefit equal to the Net Contract Value.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Poor investment performance will reduce the death benefit amount. ● Withdrawals will reduce the death benefit amount. ● This benefit terminates upon annuitization.
Name of Benefit [Text Block]	Death Benefit Amount
Future Income Generator (Joint) [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%	[6]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Future Income Generator (Joint)
Purpose of Benefit [Text Block]	This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on joint lives (the Designated Lives). Provides for an amount to be added to the protected amount, which may increase the amount you can withdraw in future years.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%	[6]
Brief Restrictions / Limitations [Text Block]

● Available only at Contract purchase.

● Both Designated Lives must be 85 or younger at purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available when the youngest Designated Life is age 59½.

● An Annual Credit amount that may be added to the protected amount stops on the earlier of the first withdrawal or 10 Contract Anniversaries.

● Taking a withdrawal before the youngest Designated Life is age 59½ or withdrawal amounts that are greater than what is allowed on an annual basis after the youngest Designated Life is age 59 ½ may reduce the benefit by more than the amount withdrawn and may terminate the rider.

● Any unused allowable annual withdrawal amount cannot be carried over to later years.

● May not voluntarily terminate the rider.

● We reserve the right to reject and restrict additional Purchase Payments.

● Benefit and benefit charges terminate upon annuitization.

Name of Benefit [Text Block]	Future Income Generator (Joint)
Future Income Generator (Single) [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	2.50%	[3]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Future Income Generator (Single)
Purpose of Benefit [Text Block]	This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on a single life (the Designated Life). Provides for an amount to be added to the protected amount, which may increase the amount you can withdraw in future years.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Brief Restrictions / Limitations [Text Block]

● Available only at Contract purchase.

● Designated Life must be 85 or younger at purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available starting at age 59½.

● An Annual Credit amount that may be added to the protected amount stops on the earliest of the first withdrawal or 10 Contract Anniversaries.

● Taking a withdrawal before age 59

½ or withdrawal amounts that are greater than what is allowed on an annual basis after age 59 ½ may reduce the benefit by more than the amount withdrawn and may terminate the rider.

● Any unused allowable annual withdrawal amount cannot be carried over to later years.

● May not voluntarily terminate the rider.

● We reserve the right to reject and restrict additional Purchase Payments.

● Benefit and benefit charges terminate upon annuitization.

Name of Benefit [Text Block]	Future Income Generator (Single)
Income Generator (Joint) [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.75%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Income Generator (Joint)
Purpose of Benefit [Text Block]	This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on joint lives (the Designated Lives). Provides for automatic resets which may increase the amount that can be withdrawn in the future.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.75%
Brief Restrictions / Limitations [Text Block]

● Available for purchase at Contract issue.

● Both Designated Lives must be 85 or younger at purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements.

● Lifetime withdrawals are available starting at age 65 (59½. If the Rider Effective Date is before October 1, 2013) (the youngest Designated Life)

● Withdrawal amounts that are greater than what is allowed on an annual basis may adversely affect the benefits provided.

● may not voluntarily terminate the rider.

Name of Benefit [Text Block]	Income Generator (Joint)
Income Generator (Single) [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Income Generator (Single)
Purpose of Benefit [Text Block]	This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on a single life (theDesignated Life). Provides for automatic resets which may increase the amount that can be withdrawn in the future.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Brief Restrictions / Limitations [Text Block]

● Available for purchase at anytime.

● Designated Life must be 85 or younger at purchase.

● You may only have one guaranteed

minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements.

● Lifetime withdrawals are available starting at age 65 (59½. If the Rider Effective Date is before October 1, 2013)

● Withdrawal amounts that are greater than what is allowed on an annual basis may adversely affect the benefits provided.

● May not voluntarily terminate the rider.

● Benefits and benefit charges terminate upon annuitization.

Name of Benefit [Text Block]	Income Generator (Single)
Portfolio Rebalancing [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Portfolio Rebalancing
Purpose of Benefit [Text Block]	Allows you to automatically rebalance your values among Variable Investment Options based on percentages that you specify.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]

● Rebalancing can be made quarterly, semi-annually, or annually.

● Only available prior to the Annuity Date.

● Program transfers do not count against limits on permitted transfers.

● We may discontinue, modify, or suspend this service at any time.

Name of Benefit [Text Block]	Portfolio Rebalancing
Pre-Authorized Withdrawals [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Pre-Authorized Withdrawals
Purpose of Benefit [Text Block]	Allows you to automatically take partial withdrawals from the Contract
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]

● Withdrawals can occur monthly, quarterly, semi-annually, or annually.

● Withdrawals will reduce Contract Value and may reduce benefits. The reduction to a benefit may be more than the amount withdrawn, and could terminate a benefit.

● Withdrawals may be subject to taxes and potential tax penalties.

● Only available prior to the Annuity Date.

● We may discontinue, modify, or suspend this service at any time.

Name of Benefit [Text Block]	Pre-Authorized Withdrawals
Return of Purchase Payments Death Benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.20%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Return of Purchase Payments Death Benefit
Purpose of Benefit [Text Block]	This optional benefit provides a death benefit equal to the greater of the death benefit amount under the Contract or the sum of all payments made, adjusted by a pro rata reduction for each prior withdrawal.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.20%
Brief Restrictions / Limitations [Text Block]

● Available for purchase before the Contract is issued.

● Certain ownership changes may reduce benefits.

● Ability to purchase benefit is limited to person who is 75 or younger on the Contract Date.

● Withdrawals may reduce this benefit and the reduction made may be greater than the actual amount withdrawn.

● This benefit terminates upon annuitization or when the Contract Value is reduced to zero.

● May not voluntarily terminate the rider.

Name of Benefit [Text Block]	Return of Purchase Payments Death Benefit
Stepped-Up Death Benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Stepped -Up Death Benefit
Purpose of Benefit [Text Block]	This optional benefit provides the ability to lock-in market gains and pay a stepped-up benefit, which is the highest death benefit amount due under the Contract on any previous anniversary date of the issue date of the Contract, prior to the Owner’s 81st birthday.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Brief Restrictions / Limitations [Text Block]

● Not available for Contracts issued in California.

● Cannot purchase this benefit after the Contract Date

● Must be 75 or younger on the Contract Date.

● Certain ownership changes may reduce benefits

● Withdrawals may reduce this benefit and the reduction made may be greater than the actual amount withdrawn.

● Step-ups stop on the Contract Anniversary prior to the oldest owner or annuitant reaching age 81.

● This benefit terminates upon annuitization or when the Contract Value is reduced to zero.

● May not voluntarily terminate the rider.

Name of Benefit [Text Block]	Stepped -Up Death Benefit
Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Is There a Risk of Loss from Poor Performance?

Yes. You can lose money by investing in the Contract, including 100% loss of principal and previous earnings.

Principal Risks of Investing in the Contract

Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Is This a Short-

No. This Contract is not a short-term investment and is not appropriate for an investor

Principal RisksTerm Investment?

who needs ready access to cash. Amounts withdrawn from the Contract may result in taxes and tax penalties.

The benefits of tax deferral, long-term income, and living benefits are generally more beneficial to investors with a long-term investment horizon.

	of Investing in the Contract
Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	What Are the Risks Associated with the Investment Options?

An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Contract (e.g. Funds).

Each Investment Option will have its own unique risks.

You should review, working with your Schwab investment professional, the Investment Options before making an investment decision.

Principal Risks of Investing in the Contract

Appendix: Investment Options Available Under the Contract

Market Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Market Risk

You can lose money by investing in this Contract, including loss of principal. Your investment is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options you have chosen. Each Investment Option will have its own unique risks. The value of each Investment Option will fluctuate with the value of the investments it holds, and returns are not guaranteed. Certain Investment Options may use futures and options to reduce the portfolios’ equity exposure during periods when market indicators suggest high market volatility. This strategy is designed to reduce the risk of market losses from investing in equity securities. However, this strategy may result in periods of underperformance, including periods when specified benchmark indexes are appreciating but market volatility is high. As a result, your Contract Value may increase less than it would have without these defensive actions. You bear the risk of any Investment Option you choose.

You should read each Fund prospectus carefully before investing. You can obtain a Fund prospectus by contacting your financial professional or by visiting PacificLife.com/Prospectuses. No assurance can be given that a Fund will achieve its investment objectives. The risk could also have a significant negative impact on certain benefits and guarantees under the Contract. The Contract is not a deposit or obligation of, or guaranteed or endorsed by any bank. It is not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency.

Contract Benefits Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Contract Benefits Risk

Certain benefits under the Contract may limit the Investment Options that are available to you and failure to follow these restrictions may result in a failure to receive the benefits under your Contract. If you choose an optional living benefit rider, you must follow any investment allocation requirements for the rider during the entire time you own the rider. The allowable Investment Options may seek to minimize market risk, may reduce investment returns, and may reduce the likelihood that we will be required to make payments under the benefit. Withdrawals may reduce the value of a benefit by an amount greater than the value withdrawn, which could significantly reduce the value or even terminate the benefit.

The Contract offers dollar cost averaging, which neither assures a profit nor protects against a loss. Because systematic investing programs like dollar cost averaging involves continuous investing regardless of fluctuating price levels, you should carefully consider your tolerance to continue investing through periods of fluctuating prices. Also, you may miss out on potential growth if the market increases suddenly since systematic investing is spread out over time. The Contract also offers portfolio rebalancing services which allow you to automatically rebalance your values among Variable Investment Options based on percentages that you specify on a specific time frame (i.e. quarterly). Rebalancing may result in transferring out of a high performing Investment Option thereby reducing your potential for future growth. Similarly, rebalancing may result in transferring into an underperforming Investment Option.

We currently do not offer any asset allocation programs or models. We reserve the right to add an asset allocation model or program as an additional optional Investment Option in the future and add, remove or change allowable Investment Options at any time. Asset allocation, in general, is an investment strategy intended to optimize the selection of Investment Options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effect of market volatility over the long term. There is no guarantee that an asset allocation model or program will not lose money or experience volatility. A model may fail to perform as intended, or may perform worse than any single Investment Option, asset class or different combination of Investment Options. In addition, the model is subject to all the risks associated with its underlying Investment Options.

Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	What Are the Risks Related to the Insurance Company?

Investment in the Contract is subject to the risks related to us, and any obligations, guarantees, or benefits are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about us, including our financial strength ratings, is available upon request by calling a Schwab Annuity Specialist at (888) 311-4887 or visiting our website at www.PacificLife.com.

Principal Risks of Investing in the Contract

Contract Changes Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Contract Changes Risk

We reserve the right to remove or substitute Investment Options, stop accepting additional Purchase Payments, and impose investment restrictions or limitations on transfers. Certain optional benefits limit or restrict the Investment Options that you may select under the Contract. We may change these restrictions in the future. We may discontinue or modify certain services at any time. We may stop offering an optional benefit at any time for new sales.

Cybersecurity and Business Continuity Risks [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Cybersecurity and Business Continuity Risks

Our business relies heavily on the effective operation of our computer systems and networks, as well as those of our business partners and service providers. Consequently, we are potentially susceptible to operational and information security risks associated with the technologies, processes and procedures designed to protect networks, systems, computers, programs and information from cyber-attacks, operational failure, AI misuse, damage or unauthorized access. These risks include but are not limited to, theft, loss, misuse, corruption and destruction of information maintained online or digitally, denial of service on websites and other operational failures, and unauthorized disclosure of confidential, proprietary and customer information. Cyber-attacks affecting us, any third-party administrator, the underlying Funds, intermediaries, and other affiliated or third-party service providers may adversely affect us and your Contract Value.. For instance, cyber-attacks or operational incidents may interfere with Contract transaction processing, including the processing of orders from our website or with the underlying Funds; impact our ability to calculate Accumulated Unit Values, Subaccount Unit Values or an underlying Fund to calculate a net asset value; cause the disclosure and possible destruction of confidential, proprietary and customer information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines, litigation, loss of business, financial losses and reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Contract to lose value. The digitalization, increased information availability, use of new and constantly evolving technologies, the increased sophistication and severity of cyber campaigns, and the heightened geopolitical risk and tension, continue to pose new and significant cybersecurity and operational risks and threats. While measures and controls have been adopted and are periodically reviewed and updated to mitigate cybersecurity and operational risks, there can be no guarantee or assurance that we, the underlying Funds, or our service providers will not suffer losses affecting your Contract due to cyber-attacks, operational incidents, misuse of AI, or information security breaches in the future.

We are also exposed to risks related to natural and man-made disasters or other events, including (but not limited to) earthquakes, fires, floods, storms, epidemics and pandemics (such as COVID-19), geopolitical tensions, armed conflicts, wars, terrorist acts, civil unrest, malicious acts and/or other events that could adversely affect our ability to conduct business. The risks from such events are common to all insurers. To mitigate such risks, we have business continuity plans in place that include remote workforces, remote system and telecommunication accessibility, and other plans to ensure availability of critical resources and business continuity during an event. Such events can also have an adverse impact on financial markets, U.S. and global economies, service providers, and Fund performance for the funds available through your Contract. There can be no assurance that we, the Funds, or our service providers will avoid such adverse impacts due to such events and some events may be beyond control and cannot be fully mitigated or foreseen.

Early Withdrawal Risks [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Early Withdrawal Risks

This Contract is not suitable as short-term savings vehicle. This Contract may not be the right one for you if you need to withdraw money for short-term needs, because tax penalties for early withdrawal may apply. Additionally, since the benefits associated with the guaranteed minimum withdrawal benefit riders are not available until the Designated Life is 59 1/2 (Future Income Generator Single and Joint) or 65 (Income Generator Single and Joint) years of age or older, early withdrawals may reduce or terminate the benefits associated with the riders.

An annuity contract may be appropriate if you are looking for retirement income or you want to meet other long-term financial objectives. Discuss with your Schwab investment professional whether a variable annuity, a living benefit rider, an optional death benefit rider and which underlying Investment Options are appropriate for you, taking into consideration your age, income, net worth, tax status, insurance needs, financial objectives, investment goals, liquidity needs, time horizon, risk tolerance and other relevant information. Together you can decide if a variable annuity is right for you. We are a variable annuity provider. We are not a fiduciary and therefore do not give advice or make recommendations regarding insurance or investment products.

Insurance Company Risks [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Insurance Company Risks

Investment in the Contract is subject to the risks related to us, and any obligations, guarantees, or benefits are backed by our claims paying ability and financial strength. You must look to our strength with regard to such guarantees. Your Schwab investment professional’s firm is not responsible for any Contract guarantees.

Tax Consequences [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Tax Consequences

Non-Qualified and Qualified Contracts are available. You buy a Qualified Contract under a qualified retirement or pension plan, or some form of an individual retirement annuity or account (IRA). It is important to know that IRAs and Qualified Plans are already tax-deferred which means the tax deferral feature of a variable annuity does not provide a benefit in addition to that already offered by an IRA or Qualified Plan. An annuity contract should only be used to fund an IRA or Qualified Plan to benefit from the annuity’s features other than tax deferral. Withdrawals taken from a variable annuity prior to age 59½ may be subject to a tax penalty of 10% of the taxable portion, although there are exceptions to the tax penalty that may apply.

Please be aware that the sale or liquidation of any stock, bond, IRA, certificate of deposit, mutual fund, annuity or other asset to fund the purchase of this Contract may have tax consequences, early withdrawal penalties or other costs or penalties as a result of the sale or liquidation. You may want to consult independent legal or financial advice before selling or liquidating any assets prior to the purchase of this Contract.

Rate Sheet Prospectus [Member]
Item 3. Key Information [Line Items]
Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.60%	[1]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.60%	[1]
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.54%	[4]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	0.57%	[4]
Optional Benefits Minimum [Percent]	0.20%	[2]
Optional Benefits Maximum [Percent]	1.55%	[2]
Lowest Annual Cost [Dollars]	$ 1,054.14
Highest Annual Cost [Dollars]	$ 2,544.92

[1]	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee.
[2]	As a percentage of the Protected Payment Base (living benefits) or average daily Variable Account Value (optional death benefits).
[3]	This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee. The Mortality and Expense Risk Charge and the Administrative Fee will stop at the Annuity Date. See the Mortality and Expense Risk Charge and Administrative Fee sections for more information.
[4]	As a percentage of Fund assets.
[5]	The Schwab Government Money Market Portfolio is only available to California applicants age 60 or older during the Right to Cancel “Free Look” period.
[6]	The current charge for new elections for these riders is disclosed in a Rate Sheet Prospectus Supplement.